Segments (External Revenue by Segments) (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Information
External revenue	$ 81,741	$ 92,793	$ 98,367
Global Technology Services
Segment Information
External revenue	32,017	35,442	35,737
Global Technology Services | Services
Segment Information
External revenue	24,575	27,130	27,144
Global Technology Services | Maintenance
Segment Information
External revenue	6,132	6,853	7,111
Global Technology Services | Systems
Segment Information
External revenue	1,177	1,294	1,322
Global Technology Services | Software
Segment Information
External revenue	132	164	158
Global Business Services
Segment Information
External revenue	17,166	19,512	21,210
Global Business Services | Services
Segment Information
External revenue	16,851	19,202	20,874
Global Business Services | Systems
Segment Information
External revenue	151	124	109
Global Business Services | Software
Segment Information
External revenue	164	186	227
Software
Segment Information
External revenue	22,932	25,434	25,932
Software | Services
Segment Information
External revenue	2,718	2,657	2,500
Software | Systems
Segment Information
External revenue	134	55	12
Software | Software
Segment Information
External revenue	20,080	22,722	23,420
Systems Hardware
Segment Information
External revenue	7,581	9,996	12,988
Systems Hardware | Servers
Segment Information
External revenue	5,223	7,320	9,946
Systems Hardware | Storage
Segment Information
External revenue	2,358	2,676	3,041
Global Financing
Segment Information
External revenue	1,840	2,034	2,022
Global Financing | Financing
Segment Information
External revenue	1,386	1,543	1,493
Global Financing | Used Equipment Sales
Segment Information
External revenue	$ 454	$ 491	$ 529